Investments accounted for using the equity method - Summary of share of profits/loss of equity method investees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Joint ventures	€ (1,179)	€ 118	€ 547
Associates	(95)	(137)	(50)
Other	3	(14)	(6)
Total Share of the profit/(loss) of equity method investees	€ (1,271)	€ (33)	€ 491